Annual Total Returns- JPMorgan California Municipal Money Market Fund (Morgan Shares) [BarChart] - Morgan Shares - JPMorgan California Municipal Money Market Fund - Morgan	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	0.02%	0.02%	0.02%	0.07%	0.30%	0.82%	0.83%	0.24%